Commitments and Contingency (Details) - Schedule of future minimum lease payments under the operating lease agreements	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments under the operating lease agreements [Abstract]
2022	$ 26,051
2023	18,205
Future minimum lease payments	$ 44,256